Stuart M. Falber

+1 617 526 6663 (t)

+1 617 526 5000 (f)

stuart.falber@wilmerhale.com

June 27, 2014

Confidential Submission by DRS Transmission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention: Jeffrey P. Riedler

Re:	Tokai Pharmaceuticals, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted May 2, 2014

CIK No. 0001404281

Ladies and Gentlemen:

On behalf of Tokai Pharmaceuticals, Inc. (the “Company”), we are responding to the comments contained in the letter dated May 29, 2014 from Jeffrey P. Riedler of the staff (the “Staff”) of the Securities and Exchange Commission to Jodie P. Morrison, the Company’s President and Chief Executive Officer, relating to the Confidential Draft Registration Statement on Form S-1 referenced above (the “Registration Statement”). In response to the Staff’s comments, the Company has revised the Registration Statement and is confidentially submitting a revised Confidential Draft Registration Statement on Form S-1 (the “Revised Registration Statement”) with this response letter.

The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. For convenience, the responses are keyed to the numbering of the comments and the headings used in the Staff’s letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in the Revised Registration Statement. Page numbers referred to in the responses reference the Revised Registration Statement.

On behalf of the Company, we advise you as follows:

General

1.	If our comments are applicable to portions of the filings that we have not cited, please make the appropriate changes elsewhere in the filing in accordance with our comments.

Securities and Exchange Commission

Division of Corporation Finance

June 27, 2014

Response:	The Company acknowledges the Staff’s comment.

2.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response:	The Company acknowledges the Staff’s comment.

3.	Please confirm that the graphics included in your registration statement are the only graphic, visual, or photographic information you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

Response:	Other than as included in the Registration Statement, the Company does not currently intend to include any additional graphics, visuals or photographic information. If the Company determines to include any additional graphics, visuals or photographic information in the prospectus, the Company will promptly provide such material to the Staff on a supplemental basis. The Company acknowledges that the Staff may have additional comments regarding this material.

4.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:	The Company acknowledges the Staff’s request and undertakes to comply with it as applicable. To date, neither the Company nor anyone on its behalf has presented any written communications to potential investors in reliance on Section 5(d) of the Securities Act to potential investors. In addition, to the Company’s knowledge, to date, no broker or dealer that is participating or will participate in the Company’s initial public offering has published or distributed a research report in reliance upon Section 2(a)(3) of the Securities Act.

Securities and Exchange Commission

Division of Corporation Finance

June 27, 2014

5.	We note that you have submitted a request for confidential treatment of portions of certain of your exhibits. We will provide any comments on your confidential treatment request and the related disclosure in a separate comment letter.

Response:	The Company acknowledges the Staff’s comment.

6.	Please amend your filing to include updated financial statements meeting the requirements of Regulation S-X, as well as any financial information required by Rule 8-04 and 8-05 of Regulation S-X.

Response:	The Company acknowledges the Staff’s request. The Revised Registration Statement being submitted with this response letter includes updated financial statements meeting the requirements of Regulation S-X and any financial information required by Rule 8-04 and 8-05 of Regulation S-X.

Risk Factors

“If serious adverse or unforeseen side effects are identified …” page 16

7.	Please expand this risk factor to disclose the nature and amount of any serious treatment-related side effects reported in your clinical trials to date and whether you have experienced interruptions or delays as a result of such adverse events.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 16 of the Revised Registration Statement. The Company notes that it has not experienced interruptions or delays in its clinical trials as a result of any serious treatment-related side effects.

“We will incur increased costs as a result of operating as a public company…” page 39

8.	Please expand this risk factor to include an estimate of the annual costs you expect to incur as public company.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 40 of the Revised Registration Statement.

Use of Proceeds, page 44

9.	Please revise your disclosure to identify the financial advisor to which you will pay a portion of the proceeds and briefly describe the services rendered. In the Business section, please describe any ongoing material terms of your agreement with such advisor. In addition, please file a copy of your agreement with this advisor as an exhibit to your registration statement pursuant to Item 601 of Regulation S-K.

Securities and Exchange Commission

Division of Corporation Finance

June 27, 2014

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 44, 68, 135 and F-28 of the Revised Registration Statement to clarify that the services provided are strategic and financial advisory services (and unrelated to the offering). The Company has not identified the financial advisor or described the material terms of the engagement letter with the advisor in the Revised Registration Statement or filed the letter as an exhibit to the Revised Registration Statement because the Company does not believe the letter to be a material agreement. The engagement letter is with an unrelated third party, is made in the ordinary course of business, is terminable at any time by either party upon written notice and is the type of letter that is routinely entered into by public companies without being filed or otherwise publicly disclosed. The Company recognized that in the context of the offering the payment of a portion of the proceeds (even as little as 1% as is the case here) should be disclosed and did so. However, the Company respectfully submits that, beyond this payment obligation, the arrangement is not material to investors and not otherwise required to be disclosed or filed under Regulation S-K.

Business, page 68

10.	In this section and in the Prospectus Summary, please briefly disclose the significance of fast track FDA review.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 2 and 70 of the Revised Registration Statement.

11.	Please revise your disclosure to specify when, and the indication for which, you submitted any INDs in connection with your clinical trials of galeterone. If you have conducted clinical trials for which you did not submit a corresponding IND, please tell us why.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 76 of the Revised Registration Statement. The Company notes that it has not conducted any clinical trials of galeterone that were not conducted under its IND for galeterone.

Securities and Exchange Commission

Division of Corporation Finance

June 27, 2014

Galeterone Clinical Development

ARMOR2 Trial

Clinical Trial Presented at ASCO GU, page 76

12.	In addition the interim efficacy data provided, please advise us and disclose, if applicable, whether there were any interim data available for the other patient populations you identify on page 75.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 78 and 79 of the Revised Registration Statement to include more current interim efficacy data from its ARMOR2 trial (as defined in the Revised Registration Statement). The Company confirms that there is no interim data available for the other patient populations identified on page 77 of the Revised Registration Statement other than the Xtandi (enzalutamide)-refractory patients. The Company has not provided interim data for this patient population because the Company believes that such data is too preliminary and could be misleading.

Reformulation of Galeterone, page 78

13.	Please expand your disclosure to explain what you mean by a “spray dried dispersion formulation” and how it is administered.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 80 of the Revised Registration Statement.

Intellectual Property

Galeterone Patent Portfolio, page 85

14.	Please explain what a provisional patent application is and disclose the foreign jurisdictions associated with your patents and patent applications.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 87 and 88 of the Revised Registration Statement.

Securities and Exchange Commission

Division of Corporation Finance

June 27, 2014

License Agreement with University of Maryland, page 87

15.	Please disclose the expiration date of the license with UMB or, if applicable, state that it is perpetual unless terminated in accordance with its terms.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 89 of the Revised Registration Statement.

Employment Agreements, Severance and Change in Control Agreements, page 109

16.	Please disclose the material terms of each of the employment agreements with Mr. McBride and Dr. Ferrante and file these agreements pursuant to Item 601(b)(10) of Regulation S-K.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 112 of the Revised Registration Statement. In addition, the Company has filed each employment agreement as an exhibit to the Revised Registration Statement.

*        *        *

Securities and Exchange Commission

Division of Corporation Finance

June 27, 2014

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6663 or Glenn J. Luinenburg at (650) 858-6075. Thank you for your assistance.

Very truly yours,

/s/ Stuart M. Falber

Stuart M. Falber

cc:	Glenn J. Luinenburg, WilmerHale

Jodie P. Morrison, Tokai Pharmaceuticals, Inc.

John S. McBride, Tokai Pharmaceuticals, Inc.